Table of Contents

USAA Family of Funds                         1
Message from the President                   2
Investment Review                            4
Message from the Managers                    5
Financial Information:
     Statement of Assets and Liabilities     8
     Portfolio of Investments in Securities  9
     Notes toPortfolio of Investments       23
     Statement of Operations                24
     Statement of Changes in Net Assets     25
     Notes to Financial Statements          26


Important Information:

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are now "streamlined." One copy of each report will be sent to each address, instead of our previous practice of sending one report to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

          USAA Investment Management Company
          Attn: Report Mail
          9800 Fredericksburg Road
          San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Growth Strategy Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (copyright)1995, USAA. All rights reserved.


USAA Family of Funds Performance Summary

If you own only one or two USAA funds, you may not be aware of the performance of our other funds. This summary is a snapshot of the performance of all 32 funds by investment objective as of December 31, 1995. For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call
1-800-531-8181 for a prospectus. Read it carefully before you invest.

                                                 Average Annual Total Return*
                                                                                                 Yield
               Investment          Inception                                Since          7-Day     30-Day(1)
               Objective             Date        1 yr    5 yrs    10 yrs   Inception       Simple      SEC

Capital Appreciation
Aggressive Growth                   10/19/81    50.42    20.44    12.02        -              -         -
Emerging Markets(2)                  11/7/94     3.65      -         -      (4.26)            -         -
Gold(2)                              8/15/84     4.04     5.60     5.46        -              -         -
Growth                                4/5/71    32.06    15.56    12.47        -              -         -
Growth & Income                       6/1/93    31.57      -         -      13.74             -         -
International(2)                     7/11/88     8.29    11.98       -       9.51             -         -
World Growth(2)                      10/1/92    12.85      -         -      12.06             -         -

Asset Allocation
Balanced Strategy                     9/1/95      -        -         -       3.24             -         -
Cornerstone Strategy(2)#             8/15/84    18.40    12.37    12.68        -              -         -
Growth and Tax Strategy(3)**#        1/11/89    22.70    10.33       -       9.81             -       3.61
Growth Strategy(2)                    9/1/95      -        -         -       6.50             -         -
Income Strategy                       9/1/95      -        -         -       9.94             -       4.47

Income - Taxable
GNMA                                  2/1/91    16.76      -         -       8.64             -       6.64
Income                                3/4/74    24.47    10.91    10.43        -              -       6.25
Income Stock                          5/4/87    28.62    14.35       -      12.12             -         -
Short-Term Bond                       6/1/93    11.18      -         -       5.33             -       6.43

Income - Tax Exempt
Long-Term(3)**                       3/19/82    18.58     8.44     8.62        -              -       5.40
Intermediate-Term(3)**               3/19/82    15.07     8.22     7.95        -              -       4.93
Short-Term(3)**                      3/19/82     8.11     5.59     5.87        -              -       4.36
California Bond(3)**                  8/1/89    21.85     8.39       -       8.01             -       5.23
Florida Tax-Free Income(3)**         10/1/93    18.90      -         -       3.39             -       5.35
New York Bond(3)**                  10/15/90    18.07     8.60       -       9.25             -       5.31
Texas Tax-Free Income(3)**            8/1/94    22.22      -         -      12.43             -       5.18
Virginia Bond(3)**                  10/15/90    17.08     8.42       -       8.79             -       5.22

Money Market
Money Market(4)                       2/2/81     5.80     4.54     5.97        -            5.48        -
Tax Exempt Money Market(3),(4)**      2/6/84     3.70     3.32     4.36        -            4.33        -
Treasury Money Market Trust(4)        2/1/91     5.59      -         -       4.17           5.26        -
California Money Market(3),(4)**      8/1/89     3.64     3.15       -       3.70           4.14        -
Florida Tax-Free Money
                   Market(3),(4)**   10/1/93     3.57      -         -       2.90           4.28        -
New York Money Market(3),(4)**      10/15/90     3.59     2.98       -       3.04           4.27        -
Texas Tax-Free Money Market(3),(4)**  8/1/94     3.56      -         -       3.36           4.08        -
Virginia Money Market(3),(4)**      10/15/90     3.52     3.13       -       3.21           4.07        -

(1) Calculated as prescribed by the Securities and Exchange Commission.

(2) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4) An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.

 * Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represents past performance and is not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

** IRAs are not available for tax-exempt funds. The Growth and Tax
   Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt. California, New York, Virginia, Florida, and Texas funds available to residents only.

# Formerly known as Cornerstone Fund and Balanced Portfolio Fund, respectively.


Message From the President

[Photoghraph of Michael J.C. Roth, CFA, President and Vice
Chairman of the Board appears here]

Even though the new USAA Asset Strategy Funds have only been in existence since September 1, 1995, our shareholders have invested over $27 million in them.(1) Given that these funds are not the embodiment of some exciting investment story, but rather of a fundamental method of matching risk and potential reward, it certainly appears that we have tapped into an area of need and interest for our customers.

These funds are an embodiment of things we believe about money management:

    Your quest for reward must be within your tolerance for risk

    The events of risk will come as surprises

    Therefore, your asset allocation is your main "defense" against and "definition" of risk

With the Asset Strategy Funds, we take care of the asset allocation.

Let me stress here that I realize not everyone agrees with this philosophy, and that fact truly does not bother me. Such disagreement is necessary if the stock market is to have the great liquidity that all investors enjoy. For those of you who are active traders, we have an excellent brokerage service offering one of the finest Asset Management Accounts available.
In addition, our family of mutual funds covers a very wide spectrum.
Your options for access to our funds and Brokerage Service will soon be expanded significantly, both by personal computer and telephone.

And for those of you who are comfortable with our philosophy, the Asset Strategy Funds will prove a great long-term investment vehicle.

"... your asset allocation is your main "defense" against and "definition" of risk."
                    Sincerely,

                    Michael J.C. Roth, CFA
                    President and
                    Vice Chairman of the Board

(1)The Cornerstone Strategy and Growth and Tax Strategy Funds were formerly known as the Cornerstone Fund (Inception 8/15/84) and the Balanced Portfolio Fund (Inception 1/11/89), respectively. These two funds make up approximately $6.4 million of the investments made by shareholders in the Asset Strategy Funds.

For more complete information about any mutual fund managed by USAA Investment Management Company, including charges and expenses, please call for a prospectus. Please read the prospectus carefully before you invest or send money.

USAA Brokerage Services is a discount brokerage service of USAA
Investment Management Company, a member of the NASD and SIPC.


Investment Review

Growth Strategy Fund

OBJECTIVE: To seek a high total return, with reduced risk over time, through an asset allocation strategy that emphasizes capital appreciation and, secondarily, income.

                                           11/30/95
Net Assets                               $24.6 Million
Net Asset Value Per Share                   $10.33

Average Annual Total Return as of 11/30/95
September 1, 1995 to November 30, 1995       3.30%#

# Total returns for periods of less than one year are not annualized. This three-month return is cumulative.

[A pie chart is shown here depicting the Asset Allocation as of November 30, 1995 for the USAA Growth Strategy Fund to be: Domestic Securities - 57.1%, Foreign Securities - 18.4%, Money Market Instruments - 6.8%, Domestic Bonds - 15.3% and U.S.Government Securities - 4.1%]

Message from the Managers

[Photograph appears here of Portfolio Managers - Eric Thorderson
(Money Market Instruments), David Parsons (Allocation Manager,
Large Cap Stocks), Paul Lundmark (Bonds), Al Sebastian (International Stocks), Eric Efron (Small Cap Stocks), and John Cabell (Small Cap Stocks).]

Fund Overview

The Growth Strategy Fund, which began operations on September 1, 1995, was designed for people who seek a diversified portfolio of primarily growth stocks and secondarily bonds. Rather than decide among several mutual funds, the Fund lifts the burden of allocation off the growth investor. This is accomplished by spreading assets among several major asset categories. These categories are large capitalization domestic stocks (25-35%), small capitalization domestic stocks (25-35%), international stocks (15-25%), bonds (15-25%) and money market instruments (0-10%).

Large Capitalization Stocks

The large capitalization domestic stock component of the Fund is comprised primarily of out-of-favor (at time of purchase) growth companies and secondarily of contrarian cyclical stocks. The strategy of this portion of the Fund is simply to buy growth companies at good prices or cyclical companies at extremely compelling valuations. Consequently, this section of the Fund has made major commitments to energy, tobacco, health care, airline and trucking companies. As of the end of the reporting period, November 30, 1995, 29% of the Fund's overall assets were consigned to large capitalization domestic stocks.

Small Capitalization Stocks

The small capitalization domestic stock component of the Fund identifies probable areas of prolonged and profound secular change in our economy. The Fund then invests in companies that are likely to benefit from these trends. Accordingly, this sector of the Fund currently emphasizes securities in the technology, telecommunication services, health care and retailing industries. Investments are made, often through initial public offerings, in small to mid-sized companies that are expected to achieve rapid growth in sales and earnings over the next several years. Here the focus is on growth, not value. Consequently, the stocks are very risky. However, risk is somewhat reduced by the fact that we invest in a large number of small positions, diversified across a broad range of industries. As of the end of the reporting period 28.1% of the Fund's assets were contained in this section.

International Stocks

We are currently emphasizing Europe and various emerging markets while tempering our exposure to Japan. European stocks, particularly those of northern Europe, are attractive for the following reasons: political stability, a favorable interest rate outlook and the steadiness of currencies. Despite political and economic problems, emerging market securities are attractive because of their potential for economic and earnings growth. Our concern regarding Japan centers upon problems in the banking system and a lack of commitment to corporate restructuring. At the end of the reporting period, international stocks made up 18.4% of the Fund's assets.

Bonds

Bonds are included in the Fund to stabilize variability of returns. Nevertheless, since the overall focus of the Fund is capital appreciation, we have decided to seek bonds that we believe will provide high relative total returns. Currently, investments are being made in intermediate- and long-term BBB rated securities. As of the end of the reporting period, 19.4% of the Fund's assets are invested in bonds.

Money Market Instruments

Since the inception of the Fund, our money market purchases have consisted of federal agency discount notes. These are the most common short-term securities issued by the government-sponsored entities and have been assigned the highest ratings by the rating agencies due to the implied credit support of the federal government. At the end of the reporting period, money market instruments comprised 6.8% of the Fund's assets.

Outlook

The managers of the Fund believe this collection of asset categories and management styles could reward investors over time and diversify the risk inherent in investing in any one asset class or investment style.
Therefore, we believe the Fund will be a well- diversified growth investment for the long term.

Foreign investing is subject to additional risks which are discussed in the Fund's prospectus. Since return is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.

See page 9 for a complete listing of the Portfolio of Investments in Securities.


Top 10 Equity Holdings
(% of Net Assets)

Philip Morris           2.5
RJR Nabisco             2.2
UST                     2.0
Ryder System            1.1
Texaco                  1.1
AMR                     1.1
Delta Air Lines         1.0
Atlantic Richfield      1.0
General Motors           .9
Warner-Lambert           .9


Top 10 Industries
(% of Net Assets)

Retail                  11.1
Oil                      9.2
Healthcare               8.5
Tobacco                  6.9
Computer Software & Svc. 6.8
Banks                    5.5
Electronics              4.3
Machine - Tools          4.2
Airlines                 3.3
Truckers                 2.5

Growth Strategy Fund
Statement of Assets and Liabilities
(In Thousands)

November 30, 1995
(Unaudited)

Assets
     Investments in securities, at market value
       (identified cost of$24,260)                              $ 25,016
     Cash                                                            119
     Cash denominated in foreign currencies
      (identified cost of $1)                                          1
     Receivables:
          Capital shares sold                                         94
          Dividends and interest                                     111
          Securities sold                                            301
          Foreign currency contracts held, at value                  135
                                                               -----------
               Total assets                                       25,777
                                                               -----------
Liabilities
     Securities purchased                                            997
     Foreign currency contracts held, at value                       136
     USAA Investment Management Company                               13
     USAA Transfer Agency Company                                      2
     Accounts payable and accrued expenses                            34
                                                               -----------
               Total liabilities                                   1,182
                                                               -----------
                Net assets applicable to capital
                   shares outstanding                          $  24,595
                                                               ===========
Represented by:
     Paid-in capital                                           $  23,814
     Accumulated undistributed net investment income                  51
     Accumulated net realized loss on investments                    (26)
     Net unrealized appreciation of investments                      756
                                                               -----------
                    Net assets applicable to capital
                       shares outstanding                      $  24,595
                                                               ===========
     Capital shares outstanding, unlimited number
        of shares authorized, no par value                         2,382
                                                               ===========
     Net asset value, redemption price, and offering
       price per share                                         $   10.33
                                                               ===========

See accompanying notes to financial statements.


Growth Strategy Fund
Portfolio of Investments in Securities

November 30, 1995
(Unaudited)
                                                               Market
 Number                                                         Value
of Shares                      Security                         (000)
---------                      --------                        ------


                          Foreign Securities (18.4%)
                        Foreign Common Stocks (18.0%)

               Argentina (0.2%)
    2,159      IRSA Inversiones y Representaciones S.A. GDS    $    47
                                                               -------

               Australia (0.8%)
   25,000      CSL Ltd.                                             66
   55,000      David Jones Ltd.                                     82
    6,000      Rothmans Holdings Ltd.                               23
    8,400      Seven Network Ltd.                                   22
                                                               -------
                                                                   193
                                                               -------

               Austria (0.3%)
      550      VA Technologie AG                                    63
                                                               -------

               Belgium (0.4%)
      420      Colruyt S.A.                                        108
                                                               -------

               Bermuda (0.5%)
    5,000      Central European Media Enterprises Ltd.             110
                                                               -------

               Brazil (0.1%)
    2,700      Rhodia-Ster S.A. GDS                                 27
                                                               -------


               Canada (0.7%)
    1,500      Alliance Forest Products, Inc. *                     30
   13,000      Beau Canada Exploration Ltd. *                       13
    1,500      Canadian National Railway Co. *                      22
    2,000      Canadian Occidental Petroleum Ltd.                   70
    1,500      Suncor, Inc.                                         46
                                                               ---------
                                                                   181
                                                               ---------
               Chile (0.3%)
    4,000      Banco Osorno y La Union S.A. ADR                     50
    2,000      Maderas y Sinteticos S.A. ADS                        33
                                                               -------
                                                                    83
                                                               -------

               Denmark (0.6%)
      330      Novo Nordisk A/S "B"                                 42
    2,500      Tele Danmark A/S ADS                                 70
      600      Unidanmark A/S                                       29
                                                               -------
                                                                   141
                                                               -------

               France (0.8%)
    2,000      Coflexip ADS                                         31
    2,000      Elf Aquitaine ADS                                    70
      750      Eramet Group                                         50
      230      Essilor International                                43
                                                               -------
                                                                   194
                                                               -------
               Germany (0.9%)
    1,400      Adidas AG *                                          74
    1,000      Praktiker Bau - Und Heimwerkermarkte *               31
       80      Siemens AG                                           42
    1,540      Veba AG                                              63
                                                               -------
                                                                   210
                                                               -------

               Hong Kong (1.2%)
      900      China Yuchai International Ltd.                       8
   60,000      Florens Group Ltd.                                   35
    3,000      Gemstar International Group Ltd.                    102
    7,000      Hutchison Whampoa Ltd.                               40
   21,000      New World Infrastructure Ltd. *                      36
  200,000      Regal Hotels International Holdings                  44
   18,000      Varitronix International Ltd.                        34
                                                               -------
                                                                   299
                                                               -------

               Hungary (0.2%)
    6,000      Mol Magyar Olay Es Gazipari GDS *                    50
                                                               -------

               India (0.3%)
    1,500      Hindalco Industries Ltd. GDR                         42
    2,000      Larsen & Toubro Ltd. GDR                             31
                                                               -------
                                                                    73
                                                               -------

               Indonesia (0.3%)
   20,000      PT Asahimas Flat Glass Co. Ltd. *                    21
    1,000      PT Bank Dagang Nasional Indonesia                     1
    3,000      PT HM Sampoerna                                      30
   13,000      PT Matahari Putra Prima                              24
                                                               -------
                                                                    76
                                                               -------
               Israel (0.2%)
    2,400      Koor Industries Ltd. ADS *                           43
                                                               -------

               Italy (0.5%)
    3,500      Arnoldo Mondadori Editore                            27
    2,500      De Rigo S.p.A.                                       53
      400      Gucci Group N. V. *                                  14
   16,000      STET                                                 32
                                                               -------
                                                                   126
                                                               -------
               Japan (3.7%)
    4,000      77 Bank Ltd.                                         36
    4,000      Bridgestone Corp.                                    59
    3,000      Canon, Inc.                                          53
    3,000      Daibiru Corp.                                        33
    4,000      Higo Bank                                            30
    5,000      Hitachi Ltd.                                         51
    4,000      Honda Motor Co. Ltd.                                 72
    1,000      Hoya Corp.                                           30
    1,000      Ito-Yokado Co. Ltd.                                  55
    1,000      Kyocera Corp.                                        79
    3,000      Laox Co. Ltd.                                        63
    7,000      Minebea Co. Ltd.                                     58
    7,000      Mitsubishi Heavy Industries Ltd.                     56
   15,000      NKK Corp.                                            41
    3,000      Nomura Securities Co. Ltd.                           59
    2,000      Shimamura Co. Ltd.                                   76
    2,000      Tostem Corp.                                         61
                                                               -------
                                                                   912
                                                               -------
               Malaysia (0.3%)
   11,250      Malaysian Assurance Alliance BHD                     44
   10,000      Technology Resources Industries BHD *                28
                                                               -------
                                                                    72
                                                               -------

               Mexico (0.6%)
    5,000      Desc, Soceidad de Fomento Industrial,
                  S.A. de C.V. ADS*                                 66
    1,400      Grupo Televisa, S.A. de C.V. ADS                     31
    1,400      Panamerican Beverages, Inc. "A"                      45
                                                               -------
                                                                   142
                                                               -------

               Netherlands (1.0%)
    1,940      EVC International N.V.                               52
      260      Heineken N.V.                                        46
    1,100      Internationale Nederlanden Groep N.V.                72
    1,050      Vendex International N.V.                            30
      330       Verenigd Bezit VNU                                  47
                                                               -------
                                                                   247
                                                               -------

               Norway (0.2%)
   20,000      Christiania Bank og Kreditkasse                      45
                                                               -------
               Philippines (0.1%)
    3,800      Philippine Commercial International Bank             32
                                                               -------
               Portugal (0.2%)
    3,000      Portugal Telecom, S.A. ADS *                         56
                                                               -------
               Singapore (0.1%)
    5,500      Overseas Union Bank Ltd.                             35
                                                               -------
               South Africa (0.1%)
    2,370      Murray and Roberts Holdings Ltd.                     16
                                                               -------
               Spain (0.4%)
      600      Corporacion Mapfre                                   34
    1,500      Telefonica de Espana, S.A. ADR                       62
                                                               -------
                                                                    96
                                                               -------

               Sweden (0.8%)
      450      Asea AB                                              44
    1,160      Autoliv AB                                           69
    3,000      Nordbanken AB*                                       51
    1,900      Volvo AB                                             39
                                                               -------
                                                                   203
                                                               -------

               Switzerland (0.6%)
       56      Ciba Geigy AG                                        50
        5      SGS Group                                             9
      150      Sulzer AG P.C.                                       83
                                                               -------
                                                                   142
                                                               -------

               Taiwan (0.2%)
    2,500      Acer, Inc. *                                         32
    1,400      China Steel Corp. GDS                                23
                                                               -------
                                                                    55
                                                               -------

               Thailand (0.1%)
    1,800      Finance One Public Co.                               11
                                                               -------

               United Kingdom (1.2%)
   14,000      Amstrad plc                                          57
    1,000      British Gas plc                                      37
    5,100      Cadbury Schweppes plc                                44
    6,500      Northern Ireland Electricity plc                     44
    3,000      Refuge Group plc                                     21
   20,500      Tomkins plc                                          83
   16,000      WPP Group plc                                        39
                                                               -------
                                                                   325
                                                               -------

               Venezuela (0.1%)
    4,800      Corimon C A S A C A ADS *                            18
                                                               -------
               Total foreign common stocks (cost: $4,301)        4,431
                                                               -------


                        Foreign Preferred Stocks (0.2%)

               Australia (0.1%)
   15,000      Village Roadshow Ltd.                                48
                                                               -------
               Finland (0.1%)
     300       Nokia Corp. ADS                                      16
                                                               -------

               Total foreign preferred stocks (cost: $63)           64
                                                               -------


 Principal
  Amount
  (000)
  -----
                         Foreign Bonds (0.2%)

               Japan (0.2%)
$   40         MBL International Finance (Bermuda) Trust,
                 Convertible Notes, 3.00%,
                 11/30/02 (cost: $42)                               44
                                                               -------

               Total foreign securities (cost: $4,406)           4,539
                                                               -------


 Number
of Shares
----------
                   Domestic Securities (72.4%)
                    Small Cap Stocks (28.1%)

           Air Freight (0.2%)
 3,500     Atlas Air, Inc. *                                          53
                                                                ----------

           Airlines (0.5%)
 4,000     Midwest Express Holdings, Inc. *                          118
                                                                ----------

           Beverages - Alcoholic (0.8%)
 3,900     Boston Beer Company, Inc.                                 100
 1,100     Petes Brewing Co.                                          27
 3,000     Redhook Ale Brewery, Inc. *                                76
                                                                ----------
                                                                     203
                                                                ----------
           Biotechnology (0.3%)
 3,200     Neurogen Corp. *                                           67
                                                                ----------

           Broadcasters (1.6%)
 3,100     American Radio Systems Corp. *                             71
 5,000     Argyle Television, Inc. *                                  80
 3,900     EchoStar Communications Corp. *                            59
 2,800     Evergreen Media Corp. *                                    68
 2,000     Infinity Broadcasting Corp.                                64
 2,400     Sinclair Broadcast Group, Inc. *                           47
                                                                -----------
                                                                     389
                                                                -----------
           Chemicals - Specialty (0.2%)
 4,000     Zoltek Companies, Inc. *                                   56
                                                                -----------

           Communication _ Equipment Manufacturers (0.7%)
 1,000     Secure Computing Corp.                                     57
 3,500     Spectrian Corp. *                                          81
   800     Sync Research, Inc.                                        41
                                                                ----------
                                                                     179
                                                                ----------

           Computer Software & Service (6.4%)
 3,500     7th Level, Inc. *                                          61
 2,500     Advent Software, Inc.                                      53
 3,300     Applied Microsystems Corp.                                 30
 5,000     Carnegie Group, Inc.                                       47
 5,000     Catalyst International, Inc.                               65
 1,600     Clarify, Inc.                                              44
 4,000     Computron Software, Inc.                                   61
 5,000     Cooper & Chyan Technology, Inc.                            69
 5,000     DataWorks Corp.                                            68
 2,000     Fractal Design Corp.                                       29
 1,200     Insignia Solutions plc                                     24
10,000     Intersolv, Inc. *                                         109
 3,000     Logic Works, Inc. *                                        44
 1,100     Meta-Software, Inc.                                        19
 1,000     Netcom On-line Communication *                             73
 5,000     Novadigm, Inc. *                                          115
 4,000     Open Environment Corp. *                                   40
 5,000     PLATINUM Technology, Inc. *                                84
 3,500     Premenos Technology Corp. *                               149
 4,000     Rational Software Corp. *                                  70
 1,150     Scopus Technology, Inc.                                    27
 6,000     Smith Micro Software, Inc. *                               59
 5,000     Software 2000, Inc.                                        46
 2,300     Verity, Inc. *                                            114
 2,300     Visio Corp.                                                62
                                                                ----------
                                                                   1,562
                                                                ----------

           Computer Systems (0.4%)
 1,500     Network Appliance, Inc.                                    45
 5,000     RadiSys Corp. *                                            63
                                                                ---------
                                                                     108
                                                                ---------

           Cosmetics (0.7%)
 4,800     The Estee Lauder Companies, Inc.                          175
                                                                ---------

           Electrical Equipment (0.3%)
 3,000     Charter Power Systems, Inc.                                75
                                                                ---------

           Electronics - Instrumentation (2.2%)
 3,700     3D Systems Corp. *                                         75
 5,000     ADE Corp. *                                                81
 3,000     Computational Systems, Inc.                                45
 5,000     Etec Systems, Inc.                                         58
15,000     Intevac, Inc.                                             103
 5,000     OnTrak Systems, Inc.                                       84
 2,500     Photon Dynamics, Inc.                                      24
 5,000     Speedfam International, Inc. *                             80
                                                                ---------
                                                                     550
                                                                ---------

           Electronics - Semi-Conductors (1.9%)
 3,000     Ess Technology, Inc.                                       99
 5,000     Sheldahl, Inc.                                             97
 3,000     Sierra Semiconductor Corp.                                 56
 6,000     Silicon Storage Technology, Inc.                           81
 5,000     SMART Modular Technologies, Inc.                           55
 5,200     TranSwitch Corp. *                                         66
                                                                ---------
                                                                     454
                                                                ---------

           Entertainment (0.3%)
 4,000     Moovies, Inc. *                                            64
                                                                ---------

           Finance - Business/Commercial (0.4%)
 5,000     Sirrom Capital Corp.                                       88
                                                                ---------

           Foods (0.4%)
 5,500     Odwalla, Inc.                                             105
                                                                ---------

           Healthcare - HMO (0.1%)
   700     First Commonwealth, Inc.                                   15
                                                                ---------

          Healthcare - Miscellaneous (3.2%)
10,000    AHI Healthcare Systems, Inc. *                             117
 6,000    ARV Assisted Living, Inc. *                                 61
 1,100    Enterprise Systems, Inc.                                    34
 3,500    HPR Inc. *                                                 102
 2,300    IDX Systems Corp.                                           63
 3,000    Orthodontic Centers of America, Inc. *                      95
   700    PAREXEL International Corp.                                 16
 3,000    Pediatrix Medical Group, Inc. *                             62
 2,000    Physician Reliance Network, Inc. *                          71
 3,000    Physicians Resource Group, Inc. *                           65
 3,700    Sterling Healthcare Group Corp. *                           41
 2,500    Total Renal Care Holdings, Inc.                             67
                                                                ---------
                                                                     794
                                                                ---------

          Household Products (0.6%)
 5,300    USA Detergents, Inc. *                                     138
                                                                ---------

          Insurance - Property/Casualty (0.3%)
 1,800    HCC Insurance Holdings, Inc. *                              60
                                                                ---------

          Leisure Time (0.3%)
 3,500    Ride, Inc. *                                                75
                                                                ---------

          Manufacturing - Diversified Industries (0.4%)
 4,600    United States Filter Corp. *                               101
                                                                ---------

           Medical Products & Supplies (1.1%)
 3,100     Henry Schein, Inc.                                         78
 2,500     Omnicare, Inc.                                             94
 5,000     Serologicals Corp. *                                       88
                                                                ---------
                                                                     260
                                                                ---------

           Oil & Gas Drilling (0.3%)
 6,000     Falcon Drilling Company, Inc. *                            77
                                                                ---------

           Pollution Control (0.2%)
 3,000     Continental Waste Industries, Inc.                         55
                                                                ---------

           Retail - General Merchandising (0.2%)
 1,900     Dollar Tree Stores, Inc.                                   53
                                                                ---------

           Retail - Specialty (1.1%)
 4,000     Borders Group, Inc. *                                      70
 1,900     Creative Computers, Inc. *                                 51
 4,500     Just For Feet, Inc. *                                     154
                                                                ---------
                                                                     275
                                                                ---------

           Shoes (0.5%)
 6,100     Eastbay, Inc.                                             133
                                                                ---------

           Specialized Services (1.4%)
 1,300     APAC TeleServices, Inc. *                                  41
 5,600     Computer Learning Centers, Inc. *                          50
 2,200     COREStaff, Inc.                                            70
 4,500     DST Systems, Inc.                                         130
 5,000     Personnel Group Of America, Inc. *                         61
                                                                ---------
                                                                     352
                                                                ---------
           Telecommunications (0.5%)
 2,200     Metrocall, Inc. *                                          53
 4,000     MIDCOM Communications, Inc. *                              71
                                                                ---------
                                                                     124
                                                                ---------

           Telephones (0.3%)
 4,500     Brightpoint, Inc.                                          81
                                                                ---------

           Textiles - Apparel Manufacturers (0.3%)
10,000     Cutter & Buck, Inc.                                        73
                                                                ---------

           Total small cap stocks (cost: $6,286)                   6,912
                                                                ---------


                  Large Cap Stocks (29.0%)

           Airlines (2.8%)
 3,500     AMR Corp. *                                               268
 3,300     Delta Air Lines, Inc.                                     256
 6,900     Southwest Airlines Co.                                    173
                                                                ---------
                                                                     697
                                                                ---------
           Automobiles (2.0%)
 3,000     Chrysler Corp.                                            156
 3,800     Ford Motor Co.                                            107
 4,800     General Motors Corp.                                      233
                                                                ---------
                                                                     496
                                                                ---------

           Drugs (0.7%)
 4,785     Pharmacia & Upjohn, Inc.                                  172
                                                                ---------

           Finance - Business/Commercial (2.0%)
 7,000     Student Loan Marketing Assn.                              491
                                                                ---------

           Gaming Companies (0.5%)
   800     Harrah's Entertainment, Inc. *                             20
 6,300     International Game Technology                              78
   800     Mirage Resorts, Inc. *                                     27
                                                                ---------
                                                                     125
                                                                ---------

           Healthcare - Diversified (0.9%)
 2,500     Warner-Lambert Co.                                        223
                                                                ---------

           Medical Products & Supplies (1.5%)
 4,400     Bausch & Lomb, Inc.                                       159
 8,300     United States Surgical Corp.                              208
                                                                ---------
                                                                     367
                                                                ---------

           Oil - Domestic (2.6%)
 2,300     Atlantic Richfield Co.                                    249
 5,000     Occidental Petroleum Corp.                                111
 3,300     Pennzoil Co.                                              131
 5,000     Unocal Corp.                                              134
                                                                ---------
                                                                     625
                                                                ---------

           Oil - Exploration & Production (1.4%)
 4,900     Apache Corp.                                              131
 3,700     Burlington Resources, Inc.                                142
 4,100     Union Texas Petroleum Holdings, Inc.                       79
                                                                ---------
                                                                     352
                                                                ---------
           Oil - International (1.6%)
 2,500     Chevron Corp.                                             123
 3,700     Texaco, Inc.                                              274
                                                                ---------
                                                                     397
                                                                ---------
           Oil & Gas Drilling (0.9%)
 3,800     Diamond Offshore Drilling, Inc.                           110
16,200     Global Marine, Inc. *                                     109
                                                                ---------
                                                                     219
                                                                ---------
           Oil Well Equipment & Service (1.3%)
 5,000     Halliburton Co.                                           217
 3,100     Tidewater, Inc.                                            89
                                                                ---------
                                                                     306
                                                                ---------
           Pollution Control (0.6%)
 5,300     WMX Technologies, Inc.                                    156
                                                                ---------

           Restaurants (0.4%)
 6,000     Brinker International, Inc. *                              92
                                                                ---------

           Tobacco (6.7%)
 6,900     Philip Morris Companies, Inc.                             605
18,400     RJR Nabisco Holdings Corp.                                536
15,200     UST, Inc.                                                 496
                                                                ---------
                                                                   1,637
                                                                ---------

           Transportation - Miscellaneous (0.6%)
 2,100     Federal Express Corp. *                                   157
                                                                ---------

           Truckers (2.5%)
 5,600     Consolidated Freightways, Inc.                            147
 3,800     Roadway Services, Inc.                                    191
11,800     Ryder System, Inc.                                        282
                                                                ---------
                                                                     620
                                                                ---------
               Total large cap stocks (cost: $6,925)               7,132
                                                                ---------
 Principal
  Amount                                     Coupon
  (000)                                       Rate       Maturity

               Bonds (15.3%)

$1,000   First Tennessee National Corp.       6.75%     11/15/05     1,009
 1,000   Giddings + Lewis, Inc.               7.50      10/01/05     1,033
 1,000   Great Atlantic & Pacific Tea, Inc.   7.70       1/15/04     1,004
 1,000   Kmart Corp.                          7.95       2/01/23       707
                                                                    --------
               Total bonds (cost: $3,975)                            3,753
                                                                    --------
               Total domestic securities (cost: $17,186)            17,797
                                                                    --------

                U.S. Government & Agency Issues (10.9%)

         Discount Note (6.8%)
 1,680   Federal Home Loan Mortgage Corp.     5.80      12/01/95      1,680
                                                                    -------
         U.S. Treasury Bonds (4.1%)
 1,000   U.S. Treasury Bond                   6.25       8/15/23      1,000
                                                                    -------
         Total U.S. government & agency issues (cost:$2,668)          2,680
                                                                    -------
         Total investments (cost: $24,260)                          $25,016
                                                                    ========
     *Non-income producing.

Growth Strategy Fund
Portfolio of Investments in Securities (continued)

November 30, 1995
(Unaudited)

                    PORTFOLIO SUMMARY BY INDUSTRY

     Retail                                            11.1%
     U.S. Government & Agency Issues                   10.9
     Oil                                                9.2
     Healthcare                                         8.5
     Tobacco                                            6.9
     Computer Software & Service                        6.8
     Banks                                              5.5
     Electronics                                        4.3
     Machine - Tools                                    4.2
     Airlines                                           3.3
     Truckers                                           2.5
     Automobiles                                        2.5
     Finance - Business/Commercial                      2.4
     Telecommunications                                 2.0
     Broadcasters                                       2.0
     Specialized Services                               1.5
     Manufacturing - Diversified Industries             1.0
     Beverages - Alcoholic                              1.0
     Other                                             16.1
                                                    --------
                                                      101.7%
                                                    =========
Growth Strategy Fund
notes to Portfolio of Investments in Securities

November 30, 1995
(Unaudited)
General Notes

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

The Large Cap category consists of investments in common stocks of companies with market capitalizations of $1 billion or more. Small Cap stocks have market capitalizations of less than $1 billion.

See accompanying notes to financial statements.

Growth Strategy Fund
Statement of Operations
(In Thousands)

Three-month period ended November 30, 1995*
(Unaudited)
Net investment income:
     Income:
          Dividends                                      $  33
          Interest                                          93
                                                         ------
               Total income                                126
                                                         ------
     Expenses:
          Management fees                                   29
          Transfer agent's fees                              5
          Custodian's fees                                  12
          Postage                                            7
          Shareholder reporting fees                         2
          Trustees' fees                                     1
          Registration fees                                  8
          Audit fees                                         8
          Legal fees                                         2
          Other                                              1
                                                         ------
               Total expenses                               75
                                                         ------
                   Net investment income                    51
                                                         ------
Net realized and unrealized gain on investments:
     Net realized loss on investments                      (26)
     Change in net unrealized appreciation/depreciation of
         investments                                       756
                                                         ------
                    Net realized and unrealized gain       730
                                                         ------
Increase in net assets resulting from operations         $ 781
                                                         ======

* Fund commenced operations September 1, 1995.

See accompanying notes to financial statements.


Growth Strategy Fund
Statement of Changes in Net Assets
(In Thousands)

Three-month period ended November 30, 1995*
(Unaudited)

From operations:
     Net investment income                                               $    51
     Net realized loss on investments                                        (26)
     Change in net unrealized appreciation/depreciation of investments       756
                                                                         --------
        Increase in net assets resulting from operations                     781
                                                                         --------
From capital share transactions:
     Shares sold                                                          24,069
     Shares redeemed                                                        (255)
                                                                         ---------
          Increase in net assets from capital share transactions          23,814
                                                                         ---------
Net increase in net assets                                                24,595
Net assets:
     Beginning of period                                                       -
                                                                         ---------
     End of period                                                       $24,595
                                                                         =========
Undistributed net investment income included in net assets:
     Beginning of period                                                 $    -
                                                                         =========
     End of period                                                       $    51
                                                                         =========
Change in shares outstanding:
     Shares sold                                                           2,408
     Shares redeemed                                                         (26)
                                                                         ---------
          Increase in shares outstanding                                   2,382
                                                                         =========

* Fund commenced operations September 1, 1995.

See accompanying notes to financial statements.

Growth Strategy Fund
Notes to Financial Statements
(In Thousands)

November 30, 1995
(Unaudited)

(1) Summary of Significant Accounting Policies

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the Growth Strategy Fund (the Fund), which commenced operations on September 1, 1995. The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees.
The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, are recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Foreign currency translations - The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

(2) Line of Credit

The Fund participates with other USAA funds in a joint $150 million short-term revolving loan agreement (the Agreement) through January 15, 1996, for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Subject to availability under this Agreement, the Fund may borrow up to 10% of the market value of its assets at the time of such borrowing. Borrowings under this Agreement will bear interest at .125% over the Federal Funds Rate as published by the Federal Reserve Bank of New York or at .125% over the London Interbank Offered Rate. The Fund had no borrowings under this Agreement during the three-month period ended November 30, 1995.

(3)  Distributions

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year.

(4)  Investment Transactions

Purchases and sales/maturities of securities, excluding short-term securities, for the three-month period ended November 30, 1995 were $25,957 and $3,352, respectively.

Gross unrealized appreciation and depreciation of investments as of November 30, 1995 was $1,642 and $886, respectively.

(5) Foreign Currency Contracts

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At November 30, 1995, the terms of open foreign currency contracts were as follows:

                           U.S. Dollar                       U.S. Dollar
                              Value                            Value
Exchange   Currency to be     as of        Currency to be      as of
 Date        Delivered      11/30/95          Received        11/30/95

12/01/95   61 U.S. Dollar    $ 61        82 Australian Dollar    $ 61
12/01/95   10 U.S. Dollar      10        78 Hong Kong Dollar       10
12/04/95    1 U.S. Dollar       1     1,694 Indonesian Rupiah       1
12/06/95   21 U.S. Dollar      21        13 British Pound          21
12/11/95   22 U.S. Dollar      22       227 Austrian Schilling     22
12/12/95   21 U.S. Dollar      21        28 Australian Dollar      20
                            ------                              ------
                             $136                                $135
                            ======                              ======

(6) Transactions with Manager

A. Management fees - The investment policy of the Fund and the management of the Fund's portfolio is carried out by USAA Investment Management Company (the Manager). The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund. Shareholder accounting service fees are based on an annual charge per shareholder account plus out-of-pocket expenses.

C. Underwriting agreement - The Trust has an agreement with the Manager for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other remuneration for such services.

(7) Transactions with Affiliates

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At November 30, 1995, the Association and its affiliates owned 1,000 shares (42.0%) of the Fund.

Growth Strategy Fund
Notes to Financial Statements (continued)

November 30, 1995
(Unaudited)
(8) Financial Highlights
Per share operating performance for a share outstanding throughout the period is as follows:
                                        Three-month
                                       Period Ended
                                       November 30,
                                          1995*

Net asset value at
     beginning of period             $    10.00
Net investment income                       .02
Net realized and
     unrealized gain                        .31
                                     -----------

Net asset value at
     end of period                   $    10.33
                                     ===========
Total return (%)                           3.30
Net assets at end of
     period (000)                    $    24,595
Ratio of expenses to
     average net assets (%)                 2.01(a)
Ratio of net investment
     income to average net
     assets (%)                             1.33(a)
Portfolio turnover (%)                     24.79
Average commission rate paid per share       .0287

*  Fund commenced operations September 1, 1995.

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.